Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,338	$ 1,063	$ 687
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of bank premises and equipment	492	544	522
Accretion of unearned fees, net	11	13	30
Net amortization of premiums and discounts on securities	65	65	56
Provision for loan losses	1,168	2,227	1,878
Provision for deferred income taxes	26	280	(304)
Accrual of stock option vesting	83	84	70
Increase in cash value of life insurance	(17)
Net decrease (increase) in:
Accrued interest receivable	16	68	113
Prepaid FDIC insurance	400	385	466
Other assets	85	(2,069)	751
Net increase (decrease )in :
Accrued interest payable	(21)	(81)	(113)
Other liabilities	1	1,548	(450)
Net cash provided by operating activities	3,647	4,127	3,706
Cash flows from investing activities:
Purchases of held-to-maturity securities	(1,516)	(1,550)	(5,672)
Purchases of available-for-sale securities	(14,005)	(13,111)	(15,325)
Proceeds from maturities and calls of held-to-maturity securities	500		2,250
Proceeds from maturities and calls of available-for-sale securities	17,429	16,297	11,909
Proceeds from paydowns and maturities of available-for-sale mortgage-backed securities	205	334	300
Sale of Federal Home Loan Bank stock	15	51
Purchase of Federal Reserve Stock	(3)	(2)	(30)
Net increase in loans made to customers	(9,349)	(4,422)	(1,199)
Purchases of bank premises and equipment	(369)	(149)	(226)
Purchase of bank owned life insurance	(3,000)
Net cash used in investing activities	(10,093)	(2,552)	(7,993)
Cash flows from financing activities:
Net increase in demand, savings and NOW deposits	13,189	16,805	13,407
Net decrease in time deposits	(8,426)	(13,366)	(8,572)
Net proceeds from insurance company for branch rebuild	101
Repayment of line of credit	(100)
Cash dividends paid	(75)		(75)
Net cash provided by financing activities	4,689	3,439	4,760
Net (decrease) increase in cash and cash equivalents	(1,757)	5,014	473
Cash and cash equivalents, beginning of year	37,547	32,533	32,060
Cash and cash equivalents, end of year	35,790	37,547	32,533
Supplemental disclosure of cash flows information
Income taxes	489	1,039	300
Interest	3,999	4,507	5,948
Supplemental schedule of noncash investing and financing activities:
Transfer of (from) loans to repossessed properties	(127)	(82)	152
Loans charged against the allowance for loan losses	2,051	2,488	1,765
Unrealized gains (losses) on available-for-sale securities	115	287	(122)
Defined benefit plan adjustment per ASC topic Compensation-Retirement Benefits	$ (424)	$ (1,319)	$ 56